UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2011

Date of reporting period: MARCH 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Shareholder Report

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)
March 31, 2011

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Semi-Annual Shareholder Report

March 31, 2011

Special Value Expansion Fund, LLC (the “Company”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Company’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Company’s proxy voting guidelines and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov or by calling the Company’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Portfolio Asset Allocation (Unaudited)

March 31, 2011

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	15.4%
Communications Equipment Manufacturing	13.7%
Activities Related to Credit Intermediation	10.5%
Data Processing, Hosting, and Related Services	8.4%
Plastics Product Manufacturing	8.1%
Semiconductor and Other Electronic Component Manufacturing	5.3%
Alumina and Aluminum Production and Processing	5.2%
Other Electrical Equipment and Component Manufacturing	5.1%
Business Support Services	4.7%
Radio and Television Broadcasting	3.4%
Scheduled Air Transportation	2.6%
Electric Power Generation, Transmission and Distribution	2.5%
Other Financial Investment Activities	2.5%
Gambling Industries	2.4%
Metal and Mineral (except Petroleum) Merchant Wholesalers	1.9%
Industrial Machinery Manufacturing	1.5%
Offices of Real Estate Agents and Brokers	1.4%
Full-Service Restaurants	0.9%
Other Professional, Scientific, and Technical Services	0.8%
Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing	0.7%
Aerospace Product and Parts Manufacturing	0.6%
Depository Credit Intermediation	0.6%
Computer and Peripheral Equipment Manufacturing	0.2%
Home Furnishings Stores	0.1%
Other Amusement and Recreation Industries	0.0%
Basic Chemical Manufacturing	0.0%
Cash and Cash Equivalents	1.5%

Total	100.0%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Assets and Liabilities (Unaudited)

March 31, 2011

Assets
Investments, at fair value:
Unaffiliated issuers (cost $249,806,628)	$209,766,115
Controlled companies (cost $26,807,840)	17,221,391
Other affiliates (cost $99,056,734)	97,882,278
Total investments (cost $375,671,202)	324,869,784

Cash and cash equivalents	5,060,786
Accrued interest income:
Unaffiliated issuers	2,651,755
Controlled companies	4,386
Other affiliates	86,599
Receivable for investments sold	2,726,683
Options (cost $1,611,065)	1,621,634
Other receivables	144,682
Dividend receivable from affiliated issuer	36,721
Prepaid expenses and other assets	9,425
Total assets	337,212,455

Liabilities
Credit facility payable, at fair value (cost $83,000,000)	86,568,694
Distributions payable	6,500,000
Payable for investments purchased	2,739,284
Options written (proceeds $425,485)	422,675
Unrealized depreciation on swaps	326,869
Management and advisory fees payable	200,000
Payable to the Investment Manager	136,240
Interest payable	124,216
Accrued expenses and other liabilities	262,279
Total liabilities	97,280,257

Preferred stock
Series A and B, $50,000/share liquidation preference; unlimited shares authorized,
no shares issued and outstanding	-
Accumulated dividends on Series A and B preferred shares	-
Series S, $1,000/share liquidation preference; 1 share authorized, no shares issued
and outstanding	-
Series Z, $500/share liquidation preference; 500 shares authorized, 312 shares
issued and outstanding	156,000
Accumulated dividends on Series Z preferred shares	3,088
Total preferred stock	159,088

Net assets applicable to common shareholders	$239,773,110

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized; 546,750.239
shares issued and outstanding	$547
Paid-in capital in excess of par	324,203,740
Accumulated net investment income	988,531
Accumulated net realized loss	(30,851,512)
Accumulated net unrealized depreciation	(54,565,108)
Accumulated dividends to preferred shareholders	(3,088)
Net assets applicable to common shareholders	$239,773,110

Common stock, NAV per share	$438.54

See accompanying notes.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (61.62%)
Bank Debt (39.23%) (1)
Alumina and Aluminum Production and Processing (4.97%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (8)	$25,715,006	$13,320,373	4.04%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2), (8)	$560,762	560,762	0.17%
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13 (2), (8)	$228,100	228,100	0.07%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2), (8)	$33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2), (8)	$2,261,966	2,261,966	0.69%
Total Alumina and Aluminum Production and Processing		16,371,201

Business Support Services (4.46%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$14,441,809	14,730,645	4.46%

Communications Equipment Manufacturing (6.53%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/14	$105,789	102,668	0.03%
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, due 9/30/13	$12,445,548	12,445,548	3.77%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/16/14	$9,379,777	9,004,586	2.73%
Total Communications Equipment Manufacturing		21,552,802

Computer and Peripheral Equipment Manufacturing (0.23%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$747,507	747,507	0.23%

Electric Power Generation, Transmission, and Distribution (2.31%)
La Paloma Generating Company, Residual Bank Debt Claim (3)	$931,258	33,457	0.01%
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan, LIBOR + 3.5%,
due 10/10/14	$7,461,340	6,287,731	1.91%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Tem Loan, LIBOR + 3.5%,
due 10/10/14	$1,543,141	1,291,994	0.39%
Total Electric Power Generation, Transmission, and Distribution		7,613,182

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.74%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$181,403	162,355	0.05%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$2,552,749	2,284,710	0.69%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		2,447,065

Offices of Real Estate Agents and Brokers (1.35%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$4,096,386	4,463,012	1.35%

Other Financial Investment Activities (2.46%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$9,957,091	8,102,583	2.46%

Plastics Product Manufacturing (5.02%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11 (2), (6)	$9,765,790	9,765,790	2.96%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2), (6)	$6,790,591	6,790,591	2.06%
Total Plastics Product Manufacturing		16,556,381

Radio and Television Broadcasting (3.21%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, due 2/28/16	$1,572,266	1,619,434	0.49%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$8,625,769	8,970,800	2.72%
Total Radio and Television Broadcasting		10,590,234

Semiconductor and Other Electronic Component Manufacturing (4.59%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15	$13,667,282	13,735,618	4.16%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$1,403,546	1,403,546	0.43%
Total Semiconductor and Other Electronic Component Manufacturing		15,139,164

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.36%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (4)	€119,585	$138,409	0.04%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%, due 10/28/15	$2,727,788	2,790,137	0.85%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	$3,238,121	3,275,563	0.99%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)	€1,477,562	1,553,260	0.47%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€3,338,062	3,346,028	1.01%
Total Wired Telecommunications Carriers		11,103,397

Total Bank Debt (Cost $133,835,479)		129,417,173

Other Corporate Debt (22.39%)
Aerospace Product and Parts Manufacturing (0.60%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$1,442,000	1,237,005	0.37%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$900,000	760,500	0.23%
Total Aerospace Product and Parts Manufacturing		1,997,505

Data Processing, Hosting, and Related Services (7.58%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$12,934,000	13,232,128	4.02%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	$9,485,000	11,761,400	3.56%
Total Data Processing, Hosting, and Related Services		24,993,528

Depository Credit Intermediation (0.52%)
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 4/11/12 - (Ireland) (4)	€350,000	440,196	0.13%
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 9/15/11 - (Ireland) (4)	€1,000,000	1,302,536	0.39%
Total Depository Credit Intermediation		1,742,732

Full-Service Restaurants (0.90%)
Landry's Restaurant, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (5)	$2,739,000	2,961,544	0.90%

Gambling Industries (2.39%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$8,673,000	7,892,430	2.39%

Home Furnishings Stores (0.06%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (3)	$2,782,000	194,740	0.06%

Industrial Machinery Manufacturing (1.52%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$5,030,025	5,030,025	1.52%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.89%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$6,320,000	6,230,509	1.89%

Other Professional, Scientific, and Technical Services (0.78%)
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 - (UK/France/Germany) (5)	$2,962,000	2,563,700	0.78%

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (3), (5)	$6,973,000	97,622	0.03%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (2.15%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (5)	$3,060,596	$3,481,428	1.06%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (5)	$3,117,750	3,585,412	1.09%
Total Scheduled Air Transportation		7,066,840

Wired Telecommunications Carriers (3.97%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$8,000,000	8,880,000	2.69%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17 - (Netherlands) (3), (4), (5)	€13,725,636	4,216,908	1.28%
Total Wired Telecommunications Carriers		13,096,908

Total Other Corporate Debt (Cost $91,517,296)		73,868,083

Total Debt Investments (Cost $225,352,775)		203,285,256

Equity Securities (36.85%)
Activities Related to Credit Intermediation (10.50%)
Online Resources Corporation, Common Stock (2), (3), (6)	549,555	2,077,318	0.63%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (5), (6)	22,255,193	32,554,897	9.87%
Total Activities Related to Credit Intermediation		34,632,215

Alumina and Aluminum Production and Processing (0.26%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (5), (8)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (5), (8)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (3), (5), (8)	910	260,337	0.08%
Revere Leasing, LLC, Class B Units (2), (3), (5), (8)	2,060	589,853	0.18%
Total Alumina and Aluminum Production and Processing		850,190

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class B Units (3), (5)	198	-	-
Hawkeye Renewables, LLC, Class C Units (3), (5)	156	1,716	-
Total Basic Chemical Manufacturing		1,716

Business Support Services (0.19%)
STG-Fairway Holdings, LLC, Class A Units (3), (5)	47,381	642,283	0.19%

Communications Equipment Manufacturing (7.16%)
Dialogic, Inc., Common Stock (3), (5)	607,388	2,848,650	0.86%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (4), (5), (6)	116,474	4,040,419	1.22%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (2), (4), (5), (6)	11,530,912	16,758,882	5.08%
Total Communications Equipment Manufacturing		23,647,951

Data Processing, Hosting, and Related Services (0.83%)
GXS Holdings, Inc., Common Stock (3), (5)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (3), (5)	9,299	2,733,000	0.83%
Total Data Processing, Hosting, and Related Services		2,733,049

Depository Credit Intermediation (0.13%)
Doral Financial Corporation, Common Stock (3)	401,798	441,978	0.13%

Electric Power Generation, Transmission and Distribution (0.23%)
Mach Gen, LLC, Common Units (3), (5)	9,740	771,895	0.23%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	20	2,143	-

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Other Amusement and Recreation Industries (0.01%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	1,785	$44,258	0.01%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	3,218	15,446	-
Total Other Amusement and Recreation Industries		59,704

Other Electrical Equipment and Component Manufacturing (5.11%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	854,400	14,371,008	4.37%
GSI Group, Inc., Common Stock (3), (5)	237,987	2,451,266	0.74%
Total Other Electrical Equipment and Component Manufacturing		16,822,274

Plastics Product Manufacturing (3.02%)
WinCup, Inc., Common Stock (2), (3), (5), (6)	31,020,365	9,970,358	3.02%

Radio and Television Broadcasting (0.17%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)	105,698	570,505	0.17%

Scheduled Air Transportation (0.47%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (2), (5), (6)	96	783,738	0.24%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (2), (5), (6)	94	769,277	0.23%
Total Scheduled Air Transportation		1,553,015

Semiconductor and Other Electronic Component Manufacturing (0.71%)
TPG Hattrick Holdco, LLC, Common Units (3), (5)	1,934,209	2,340,393	0.71%

Wired Telecommunications Carriers (8.06%)
Hawaiian Telcom Holdco, Inc., Common Stock (3), (5)	77,590	2,036,737	0.63%
Integra Telecom, Inc., Common Stock (3), (5)	4,777,651	24,482,935	7.42%
Integra Telecom, Inc., Warrants (3), (5)	1,300,529	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	1,779,000	25,187	0.01%
Total Wired Telecommunications Carriers		26,544,859

Total Equity Securities (Cost $150,318,427)		121,584,528

Total Investments (Cost $375,671,202) (9)		324,869,784

Cash and Cash Equivalents (1.53%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by FHLB Discount Note	$1,691,071	1,691,071	0.51%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/11	$1,000,000	1,000,000	0.30%
Cash Denominated in Foreign Currencies (Cost $997,416)	€782,965	1,108,522	0.34%
Cash Held on Account at Various Institutions	$1,261,193	1,261,193	0.38%
Total Cash and Cash Equivalents		5,060,786

Total Cash and Investments		$329,930,570	100.00%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Non-income producing security.

(4)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Issuer is a controlled company.

(9)	Includes investments with an aggregate fair value of $16,800,262 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $78,375,471 and $50,102,695, respectively.
Aggregate purchases include investment assets received as payment in kind.  Aggregate sales include principal paydowns on debt investments.

The total value of restricted securities and bank debt as of March 31, 2011 was $279,299,044, or 84.65% of total cash and investments of the Company.

Options and swaps at March 31, 2011 were as follows:
	Contracts or
Instrument	Notional Amount	Fair Value

Light Crude Oil, Call Option, $110, Expires 12/13/12	138	$1,621,634
Light Crude Oil, Call Option Written, $150, Expires 12/13/12	(138)	$(422,675)

Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$6,560,548	$(326,869)

See accompanying notes.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Operations (Unaudited)

Six Months Ended March 31, 2011

Investment income
Interest income:
Unaffiliated issuers	$9,426,745
Controlled companies	782,614
Other affiliates	778,393
Dividend income:
Unaffiliated issuers	4,729
Other affiliates	4,324,370
Other income	998,070
Total investment income	16,314,921

Operating expenses
Debt issuance costs	1,098,017
Management and advisory fees	1,229,954
Interest expense	1,048,936
Legal fees, professional fees and due diligence expenses	144,532
Commitment fees	136,593
Director fees	88,500
Credit enhancement fees	49,983
Insurance expense	48,270
Custody fees	50,000
Other operating expenses	156,594
Total expenses	4,051,379

Net investment income	12,263,542

Net realized and unrealized gain (loss)
Net realized gain	1,883,694

Net change in unrealized depreciation on:
Investments and foreign currency	18,299
Credit facility	(3,075,525)
Net change in unrealized depreciation	(3,057,226)

Net realized and unrealized loss	(1,173,532)

Distributions to preferred shareholders	(485,491)
Net change in reserve for distributions to preferred shareholders	104,862

Net increase in net assets applicable to common shareholders
resulting from operations	$10,709,381

See accompanying notes.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statements of Changes in Net Assets

	Six Months Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Total common shareholder committed capital	$300,000,000	$300,000,000

Net assets applicable to common shareholders	$246,763,729	$233,046,459

Net investment income	12,263,542	20,657,335
Net realized gain (loss)	1,883,694	(8,544,333)
Net change in unrealized depreciation	(3,057,226)	22,995,852
Distributions to preferred shareholders from:
Net investment income	(485,491)	(1,587,182)
Net change in reserve for distributions to preferred shareholders	104,862	(4,402)
Net increase in net assets applicable to common
shareholders resulting from operations	10,709,381	33,517,270

Distributions to common shareholders from:
Net investment income	(17,700,000)	(19,800,000)

Net assets applicable to common shareholders, end of period (including accumulated investment income of $988,531 and $6,910,480, respectively)
	$239,773,110	$246,763,729

See accompanying notes.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Cash Flows (Unaudited)

Six Months Ended March 31, 2011

Operating activities
Net increase in net assets applicable to common shareholders
resulting from operations	$10,709,381
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash used in operating activities:
Net realized gain	(1,883,694)
Net change in unrealized depreciation	3,301,567
Distributions paid to preferred shareholders	485,491
Net change in reserve for distributions to preferred shareholders	(104,862)
Accretion of original issue discount	(175,601)
Net amortization of market discount/premium	(230,197)
Income from paid in-kind capitalization	(3,420,663)
Debt issuance costs	1,098,017
Changes in assets and liabilities:
Purchases of investments	(74,954,808)
Proceeds from sales, maturities and paydowns of investments	50,102,695
Decrease in accrued interest income - unaffiliated issuers	1,166,828
Increase in accrued interest income - controlled companies	(119)
Increase in accrued interest income - other affiliates	(28,908)
Increase in receivable for investments sold	(477,640)
Decrease in other receivables	14,838
Increase in dividend receivable from affiliated issuer	(9,218)
Decrease in prepaid expenses and other assets	50,453
Decrease in payable for investments purchased	(1,776,756)
Decrease in management and advisory fees payable	(13,825)
Decrease in interest payable	(656,399)
Increase in payable to the Investment Manager	50,465
Decrease in accrued expenses and other liabilities	(413,219)
Net cash used in operating activities	(17,166,174)

Financing activities
Redemption of Series A and B preferred shares	(47,650,000)
Proceeds from draws on credit facility	113,000,000
Principal repayments on credit facility	(110,000,000)
Debt issuance costs	(1,098,017)
Distributions paid to common shareholders	(14,700,000)
Distributions paid to preferred shareholders	(485,491)
Net cash used in financing activities	(60,933,508)

Net decrease in cash and cash equivalents	(78,099,682)
Cash and cash equivalents at beginning of period	83,160,468
Cash and cash equivalents at end of period	$5,060,786

Supplemental cash flow information
Interest payments	$1,705,335

See accompanying notes.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited)

March 31, 2011

1.  Organization and Nature of Operations

Special Value Expansion Fund, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes.  The Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.

The Certificate of Formation of the Company was filed with the Delaware Secretary of State on August 12, 2004.  Investment operations commenced and initial funding was received on September 1, 2004.  The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to generate current income as well as long-term capital appreciation using a leveraged capital structure.  GMAM Investment Funds Trust II (“GMAM”) owns 99.5% of the Company’s common shares.

Tennenbaum Capital Partners, LLC serves as the Investment Manager of the Company. Company management consists of the Investment Manager and the Board of Directors.  The Investment Manager directs and executes the day-to-day operations of the Company, subject to oversight from the Board of Directors, which sets the broad policies for the Company.  The Board of Directors consists of three persons, two of whom are independent.

Company Structure

As of March 31, 2011, total maximum capitalization of the Company was approximately $400 million, consisting of $300 million of committed common equity, $100 million under a senior secured revolving credit and term loan facility (the “Senior Facility”), and $156,000 of Series Z Preferred Stock.  The contributed investor capital and the amount drawn under the Senior Facility are to be used to purchase Company investments and to pay certain fees and expenses of the Company.  Most of the cash and investments of the Company are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on September 1, 2014, subject to up to two one-year extensions if requested by the Investment Manager and approved by a majority of the Company’s equity interests.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Company at fair value based upon the principles and methods of valuation set forth in policies adopted by the Company’s Board of Directors and in conformity with procedures set forth in the Senior Facility.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Company, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Company’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (continued)

actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Company’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets.  The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant:  available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Investments of the Company may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2011, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$7,892,430	$5,367,946
2	Other observable market inputs*	28,650,195	49,564,259	4,488,004
3	Independent third-party pricing sources that employ significant unobservable inputs	98,541,113	16,313,772	105,741,383
3	Internal valuations with significant unobservable inputs	2,225,865	97,622	5,987,195
Total		$129,417,173	$73,868,083	$121,584,528

* E.g., quoted prices in inactive markets or quotes for comparable investments

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (Continued)

Changes in investments categorized as Level 3 during the six months ended March 31, 2011 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$88,779,503	$5,005,000	$118,400,136
Net realized and unrealized gains (losses)	6,852,043	(5,865,395)	(6,956,863)
Acquisitions	34,661,114	7,425,503	8,774,737
Dispositions	(21,883,388)	(215,478)	(14,476,627)
Reclassifications within Level 3†	(9,868,159)	9,964,142	-
Ending balance	$98,541,113	$16,313,772	$105,741,383

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$6,689,321	$(5,865,395)	$(5,719,058)

† Comprised of $95,983 reclassified from Investment Manager Valuation to Independent Third-Party Valuation and $9,964,142 reclassified from Bank Debt to Other Corporate Debt.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,343,442	$103,853	$5,319,171
Net realized and unrealized gains (losses)	97,647	(6,231)	704,552
Acquisitions	54,357	-	-
Dispositions	(173,599)	-	(36,528)
Reclassifications within Level 3‡	(95,982)	-	-
Ending balance	$2,225,865	$97,622	$5,987,195

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$71,018	$(6,231)	$704,552

‡ Reclassification of one investment from Investment Manager Valuation to Independent Third-Party Valuation.

There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (Continued)

Investment Transactions

The Company records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction.  Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of the investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Company’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

Restricted Investments

The Company may invest without limitation in instruments that are subject to legal or contractual restrictions on resale.  These investments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered.  Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult.  Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Company may invest in instruments traded in foreign countries and denominated in foreign currencies.  At March 31, 2011, the Company had foreign currency denominated investments with an aggregate market value of approximately 9.8% of the Company’s total investments.  Such positions were converted at the closing rate in effect at March 31, 2011 and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated in

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (Continued)

foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.  Realized or unrealized gains and losses from investments resulting from changes in foreign exchange rates are included in the Statement of Operations with realized or unrealized gains and losses resulting from changes in the market prices of such investments.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments.  Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange and interest rate risks associated with foreign currency denominated investments, the Company has entered into certain swap transactions.  The Company also acquired or wrote certain commodity options to mitigate the effect of fluctuations in commodity prices on certain of the Company’s investments.  The Company recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities.  The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates, commodity prices, or the value of foreign currency relative to the U.S. dollar.  Unrealized losses of $267,358 from derivative transactions during the six months ended March 31, 2011 were included in net change in unrealized depreciation on investments in the Statement of Operations.  Valuations of all open swap and option contracts at March 31, 2011 were determined using observable market inputs other than quoted prices in active markets for identical assets, and, accordingly, may be classified as Level 2 in the GAAP valuation hierarchy.

Purchase Discounts

The majority of the Company’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer and by general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method.  However, GAAP also requires the Company to consider the collectability of interest

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (Continued)

when making accruals.  Accordingly, when accounting for purchase discounts, the Company recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes.  Accordingly, no provision for income taxes is required in the financial statements.  As of March 31, 2011, all tax years beginning October 1, 2006 remain subject to examination by federal tax authorities.  No such examinations are currently pending.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Capital accounts within the financial statements are adjusted at year end for any permanent book and tax differences.  Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of distribution payments and will reverse in subsequent periods.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments (including derivatives) of the Company at March 31, 2011 were as follows:

Unrealized appreciation	$48,941,318
Unrealized depreciation	(100,056,226)
Net unrealized depreciation	(51,114,908)

Cost	$376,856,782

3.  Distributions and Performance Fees

As a performance fee, the Investment Manager receives an amount equal to 20% of distributions of net income and gain (gross of performance fees), after cumulative distributions to common shareholders have been made in an amount equal to a 12% annual weighted-average return on common shareholders’ undistributed contributed equity (the “Hurdle”).  After the Hurdle is met, the Investment Manager also receives a catch-up payment until its cumulative performance fee payments equal 20% of cumulative income and gain distributions (gross of performance fees).  Performance fees are accrued in a consistent manner, based on cumulative net income or loss and

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

3.  Distributions and Performance Fees (Continued)

realized and unrealized gains or losses.  As of March 31, 2011, the Hurdle exceeded the cumulative performance of the fund; accordingly, no liability for accrued but unpaid performance fees was recorded.

Distributions paid to shareholders are generally based on the taxable earnings of the Company, which may differ from earnings for financial reporting purposes, and are recorded on the ex-dividend date.  The timing of distributions is determined by the Board of Directors, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually.  As of March 31, 2011, the Company had declared $163,460,000 in distributions to common shareholders since inception.

The Series Z share dividend rate is fixed at 8% per annum.

4.  Management and Advisory Fees and Other Expenses

The Company incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 0.60% of the sum of the total common shareholder commitments and the maximum commitment under the Senior Facility.  In addition to the management fee, the Investment Manager is entitled to a performance fee as discussed in Note 3, above.

The Company pays all expenses incurred in connection with the business of the Company, including fees and expenses of outside contracted services, such as custodian, trustee, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Company.

5.  Senior Secured Revolving Credit Facility

On December 6, 2010, the Company amended the Senior Facility to extend its maturity to August 1, 2014.  The Senior Facility was expanded to an aggregate availability of $100 million, through a revolving credit facility of $90 million and a $10 million term loan.  Amounts borrowed under the amended Senior Facility bear interest at LIBOR or EURIBOR plus 3.5% per annum.  The Company also incurs commitment fees at a rate of 1.25% per year on the undrawn portion of the amended Senior Facility.  The weighted-average interest rate on outstanding borrowings at March 31, 2011 was 3.75%.  The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Company fail to

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

5.  Senior Secured Revolving Credit Facility (Continued)

satisfy certain financial or other covenants.  As of March 31, 2011, the Company was in full compliance with such covenants.

At March 31, 2011, the fair value of outstanding advances under the Senior Facility exceeded the principal amount by $3,568,694, as reflected in the Company’s statement of assets and liabilities.  The fair value of the Senior Facility was determined by the Investment Manager using observable market inputs including LIBOR yield curves and quoted prices for similar issues, as well as certain unobservable inputs as needed, resulting in a Level 3 classification for the Senior Facility as a whole in the GAAP valuation hierarchy.

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Company conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Company’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers, and the Company’s custodian.  These activities may expose the Company to risk in the event such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes certain revolving loan facilities held by the Company with aggregate unfunded balances of approximately $3 million. These instruments are reflected at fair value and may be drawn up to the principal amount shown.  In August of 2008, the Company agreed to guarantee certain obligations of an affiliated portfolio company and certain of its affiliates up to an aggregate amount of approximately $1.5 million.  This amount was increased to approximately $3 million in November of 2008.  The guaranty may be terminated by the Company at any time subject to certain conditions.  The Company expects the risk of loss from the guaranty to be remote.

Consistent with standard business practice, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company expects the risk of loss to be remote.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

7.  Related Parties

The Company, the Investment Manager, and their members and affiliates may be considered related parties. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and receives reimbursement from the Company. At March 31, 2011, such reimbursable amounts totaled $136,240, as reflected in the Statement of Assets and Liabilities.

8.  Preferred Capital

Series A and B

Prior to the amendment of the Senior Facility on December 6, 2010, the Company had 953 shares of Series A and B preferred equity outstanding with a liquidation preference of $50,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation).  In connection with the Senior Facility amendment, the remaining outstanding shares were redeemed.  Dividend rates on the Series A and B preferred equity averaged 3.26% during the period from October 1, 2010 until the redemption of the remaining shares on December 6, 2010.

Series S Preferred Share

The Company had issued, at inception, one share of its Series S preferred shares to SVOF/MM, LLC, having a liquidation preference of $1,000 plus accumulated but unpaid dividends.  SVOF/MM, LLC is controlled by the Investment Manager and owned substantially entirely by the Investment Manager and certain affiliates.  In 2005, the Series S preferred share was retired and assumed the status of an authorized but unissued share.  Prior to retirement, the Series S preferred shareholder was entitled to receive, as dividends, the amount of the performance allocation pursuant to Note 3, above, which is now payable to the Investment Manager as a performance fee which reduces operating income as reflected in the Statement of Operations.  The retirement of the Series S preferred share had no impact on any shareholder other than the Series S preferred shareholder.

Series Z Preferred Shares

The Company has 312 shares of Series Z preferred equity outstanding, each having a liquidation preference of $500 plus accumulated but unpaid dividends and paying dividends at an annual rate equal to 8% of liquidation preference.  The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

9. Financial Highlights

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006

Per Common Share:(1)
Net asset value, end of prior period	$451.33	$426.24	$425.80	$572.71	$574.80	$550.96
Adjustment for change in accounting
principle credit facility fair valuation	-	-	28.14	-	-	-
Net asset value, beginning of period	451.33	426.24	453.94	572.71	574.80	550.96

Investment operations:
Net investment income	22.43	37.78	32.07	81.61	42.84	50.20
Net realized and unrealized gain (loss)	(2.15)	26.43	(90.82)	(157.02)	50.99	54.11
Gain on retirement of Series A and B
preferred shares	-	-	53.14	-	-	-
Distributions to preferred shareholders from:
Net investment income	(0.89)	(2.90)	(3.37)	(11.56)	(3.26)	(7.23)
Realized gains	-	-	(0.74)	-	(6.39)	(1.71)
Net change in reserve for distributions to
preferred shareholders	0.19	(0.01)	0.31	0.42	(0.52)	(0.56)
Total from investment operations	19.58	61.30	(9.41)	(86.55)	83.66	94.81

Distributions to common shareholders from:
Net investment income	(32.37)	(36.21)	(16.33)	(60.36)	(27.17)	(55.75)
Net realized gains on investments	-	-	(1.96)	-	(53.26)	(15.22)
Returns of capital	-	-	-	-	(5.32)	-
Total distributions to common shareholders	(32.37)	(36.21)	(18.29)	(60.36)	(85.75)	(70.97)

Net asset value, end of period	$438.54	$451.33	$426.24	$425.80	$572.71	$574.80

Return on invested assets (2), (6)	5.7%	14.1%	(1.8)%	(7.1)%	16.1%	20.2%

Gross return to common shareholders (6)	4.4%	14.6%	(1.9)%	(16.4)%	19.1%	22.5%
Performance fees / fee adjustment (6)	-	-	-	0.7%	(4.0)%	(4.8)%
Adjustment for change in accounting principle -
credit facility fair valuation	-	-	6.6%	-	-	-
Total return to common shareholders (3), (6)	4.4%	14.6%	4.7%	(15.7)%	15.1%	17.7%

Ratios and Supplemental Data:
Ratios to average common equity: (4), (7)
Net investment income	9.9%	8.4%	8.0%	16.4%	7.3%	9.2%
Expenses (before performance fees)	3.3%	2.6%	3.7%	4.3%	4.6%	4.4%
Expenses (including performance fees)	3.3%	2.6%	3.7%	3.4%	8.2%	8.3%

Ending net assets applicable to common
shareholders	$239,773,110	$246,763,729	$233,046,459	$232,808,517	$313,129,203	$314,270,127

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

9. Financial Highlights (continued)

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Ratios and Supplemental Data (continued):
Portfolio turnover rate (6)	15.9%	21.9%	19.8%	34.6%	50.3%	27.4%
Weighted-average debt outstanding (par)	$57,582,418	$42,200,000	$81,078,082	$127,017,760	$141,498,630	$64,024,658
Weighted-average interest rate	3.7%	2.7%	3.0%	4.2%	5.9%	5.3%
Weighted-average number of shares	546,750	546,750	546,750	546,750	546,750	392,502
Average debt per share	$105.32	$77.18	$148.29	$232.31	$258.80	$163.12

Annualized Inception-to-Date Performance Data as of March 31, 2011:
Return on invested assets (2)	12.4%
Internal rate of return (5)	7.4%

Notes to Financial Highlights:

(1)	Per share changes in net asset value are computed based on the actual number of shares outstanding during the time in which activity occurred.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios included interest expense but do not reflect the effect of dividend payments to preferred shareholders.

(5)
Net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(6)	Not annualized for periods of less than one year.

(7)	Annualized for periods of less than one year, except for performance fees.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Schedule of Changes in Investments in Affiliates (Unaudited) (1)

Six Months Ended March 31, 2011

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EP Management Corporation, Common Stock	$28,314,816	$-	$(5,117,424)	$14,371,008
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	5,019,390	-	-	4,040,419
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	16,126,784	-	-	16,758,882
Online Resources Corporation, Common Stock	2,440,024	-	-	2,077,318
Online Resources Corporation, Series A-1 Convertible Preferred Stock	33,494,066	-	-	32,554,897
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	560,762	-	-	560,762
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	228,100	-	-	228,100
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	2,152,771	109,195	-	2,261,966
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	8,827,142	637,898	-	13,320,373
Revere Holdings, Inc., Class A Common Shares	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-
Revere Leasing, LLC, Class A Units	267,184	-	(6,846)	260,337
Revere Leasing, LLC, Class B Units	605,364	-	(15,496)	589,853
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11	9,292,701	473,089	-	9,765,790
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	-	898,320	(33,140)	783,738
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	-	904,436	(32,563)	769,277
WinCup, Inc., Common Stock	7,388,302	-	-	9,970,358
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	3,546,835	3,243,756	-	6,790,591

Note to Schedule of Changes in Investments in Affiliates:

(1)
The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Six Months Ended March 31, 2011

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic, Inc., Common Stock	9/28/06	2,967,357
Encompass Digital Media Group, Inc., Common Stock	1/15/10	507,834
GSI Group, Inc., Common Stock	7/23/10	1,843,205
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	4,471,637
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawaiian Telcom Holdco, Inc., Common Stock	Various 2010	1,203,574
Hawkeye Renewables, LLC, Class B Units	6/18/10	-
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,143,084
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	7,828,560
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	2,695,916
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	2,185,143
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	2,439,543
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17	8/27/07	18,941,830
Precision Holdings, LLC, Class C Membership Interests	9/30/10	455
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09	4/4/06	6,588,684
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semiannual Shareholder Report in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

(b)	None.

ITEM 12.	EXHIBITS.

(a)           (1)           Not applicable for filing of Semiannual Reports to Shareholders.

(a)           (2)           Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)           (3)           Not applicable.

(b)           Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 6, 2011

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  June 6, 2011